Equity_Accumulated Other Comprehensive Income(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Other Reserves Abstract [Abstract]
Remeasurements of net defined benefit liabilities	₩ (300,324)		₩ (290,228)
Exchange differences on translating foreign operations	(131,113)		31,793
Net gains on financial instruments at fair value through other comprehensive income	717,230		487,331
Share of other comprehensive income (loss) of associates and joint ventures	(3,529)		3,318
Cash flow hedges	(28,597)		(27,333)
Gains (losses) on hedging instruments of net investments in foreign operations	22,277		(41,992)
Other comprehensive income arising from separate account	8,698		18,381
Fair value changes on financial liabilities designated at fair value due to own credit risk	(11,507)		(20,326)
Net gains on overlay approach adjustment	339,202		187,077
Total	₩ 612,337	$ 563,789	₩ 348,021	₩ 177,806